Average Annual Total Returns - FidelitySeriesSmallCapOpportunitiesFund-PRO - FidelitySeriesSmallCapOpportunitiesFund-PRO - Fidelity Series Small Cap Opportunities Fund	Sep. 29, 2023
Fidelity Series Small Cap Opportunities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(17.88%)
Past 5 years	7.36%
Past 10 years	9.75%
Fidelity Series Small Cap Opportunities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.85%)
Past 5 years	4.32%
Past 10 years	7.28%
Fidelity Series Small Cap Opportunities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.91%)
Past 5 years	5.29%
Past 10 years	7.41%
RS002
Average Annual Return:
Past 1 year	(20.44%)
Past 5 years	4.13%
Past 10 years	9.01%